Condensed Financial Information of the Parent Company (Details) - Schedule of statements of profit and loss and comprehensive loss - parent company only - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information of the Parent Company (Details) - Schedule of statements of profit and loss and comprehensive loss - parent company only [Line Items]
Revenue
Cost of revenue
Gross margin
Administrative expenses	(1,519,150)	(656,176)
Loss from operations	(1,519,150)	(656,176)
Other income, net	9
Finance cost	(92,717)	(53,214)
Equity (loss) income from equity investments	(1,514,166)	763,425
Net (loss) profit for the year	(3,126,024)	54,035
Total comprehensive (loss) income for the year	$ (3,126,024)	$ 54,035